Other operating income/(expense)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other operating income/(expense)
7. Other operating
income
/
(
expense
)

	2019 £m	2018 £m	2017 £m
Fair value remeasurements of equity investments under IFRS 9	(14)	(20)	—
Disposal of businesses and assets	541	258	195
Fair value remeasurements on contingent consideration recognised in business combinations	(92)	(1,252)	(1,012)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	234	58	13
Remeasurement of Consumer Healthcare put option liability	—	(658)	(1,186)
Fair value adjustments on derivative financial instruments	—	(3)	9
Other income/ (expense)	20	(11)	9
Impairment of available-for-sale equity investments under IAS 39	—	—	(30)
Disposal of available-for-sale equity investments under IAS 39	—	—	37

	689	(1,588)	(1,965)
Disposal of businesses and assets in 2019 included a
profit on disposal of rabies and tick-borne encephalitis vaccines of £306 million and a gain arising from the increase in value of the shares in Hindustan Unilever Limited to be received on the disposal of
Horlicks
and other Consumer Healthcare brands
of
£143 million

including fair value movements on related derivatives.
Fair value remeasurements on contingent consideration recognised in business combinations included £31 million related to the acquisition of the former Shionogi-ViiV Healthcare joint venture and £67 million related to the Vaccines acquisition from Novartis, together with fair value movements on related hedging contracts.